Revenue	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenue
Revenue
The Company’s primary source of revenue is from chartering its vessels (Aframax tankers, Suezmax tankers and Long Range 2 (or LR2) tankers) to its customers. The Company utilizes two primary forms of contracts, consisting of voyage charters and time-charters.

The extent to which the Company employs its vessels on voyage charters versus time charters is dependent upon the Company’s chartering strategy and the availability of time charters. Spot market rates for voyage charters, including conventional voyages and lightering voyages, are volatile from period to period, whereas time charters provide a stable source of monthly revenue. The Company also provides ship-to-ship support services, which includes managing the process of transferring cargo between seagoing ships positioned alongside each other, either stationary or underway, as well as commercial management services to third-party owners of vessels. Finally, the Company manages LNG terminals, including the procurement of third-party goods and services for the terminal owner.

Voyage Charters

Voyage charters are charters for a specific voyage that are usually priced on a current or "spot" market rate and then adjusted for any pool participation based on predetermined criteria. Voyage charters for full service lightering voyages may also be priced based on pre-agreed terms. The performance obligations within a voyage charter contract, which will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner. The Company’s voyage charters will normally contain a lease; however, judgement is necessary to determine whether this is the case based upon the decision-making rights the charterer has under the contract. Consideration for such contracts is generally fixed, although certain sources of variability exist. Delays caused by the charterer result in additional consideration. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than three months. The Company does not engage in any specific tactics to minimize vessel residual value risk due to the short-term nature of the contracts.

Time Charters

Pursuant to a time charter, the Company charters a vessel to a customer for a fixed period of time, generally one year or more. The performance obligations within a time-charter contract, which will include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the customer, as long as the vessel is not off-hire. Hire is typically invoiced monthly in advance for time-charter contracts, based on a fixed daily hire amount. However, certain sources of variability exist, including off-hire and profit share revenue. If the vessel is off-hire due to mechanical breakdown or for any other reason the charterer does not pay charter hire for this time. For contracts including a profit share component, the profit share consideration occurs when actual spot tanker rates earned by the vessel exceed certain thresholds for a period of time. During the three and six months ended June 30, 2018, the Company’s share of the revenue from the vessel in the Company’s High-Q Investment Ltd. (or High-Q) joint venture was $1.0 million and $2.7 million, respectively (June 30, 2017 - $1.7 million and $3.4 million). Variable consideration of the Company’s contracts is typically recognized as incurred, as either such revenue is allocated and accounted for under lease accounting requirements or, alternatively, such consideration is allocated to distinct periods within a contract that such variable consideration was incurred in. The Company does not engage in any specific tactics to minimize vessel residual value risk.

As at June 30, 2018, eight of the Company’s vessels operated under time-charter contracts with the Company’s customers, of which seven contracts are scheduled to expire in in the last half of 2018, and one contract is scheduled to expire in 2019. Four of the Company’s vessels are employed on time-charter contracts whereby the charterer has the option to extend the charter by one or more periods up to a total extension of 12 months. As at June 30, 2018, the future hire payments to be received by the Company under time charters then in place were approximately $20.2 million, comprised of $17.6 million (remaining 2018) and $2.6 million (2019). The hire payments should not be construed to reflect a forecast of total charter hire revenues for any of the periods. Future hire payments do not include hire payments generated from new contracts entered into after June 30, 2018, from unexercised option periods of contracts that existed on June 30, 2018 or from variable consideration, if any. In addition, future hire payments presented above have been reduced by estimated off-hire time for required period maintenance. Actual amounts may vary given future events such as unplanned vessel maintenance.

The carrying amount of the Company's owned vessels employed on time charters as at June 30, 2018, was $257.4 million (December 31, 2017 - $517.9 million). The cost and accumulated depreciation of the vessels employed on these time charters as at June 30, 2018 were $414.1 million (December 31, 2017 - $754.2 million) and $156.7 million (December 31, 2017 - $236.3 million), respectively. As at June 30, 2018, the Company did not have any advanced payments recognized as contract liabilities (December 31, 2017 - $0.5 million) that are expected to be recognized as time-charter revenues in the following period and are included in deferred revenue on the Company's consolidated balance sheets.

Other Revenues

Ship-to-ship support services include managing the process of transferring cargo between seagoing ships positioned alongside each other. Each operation is typically completed in less than 48 hours. The performance obligations within a commercial management contract are satisfied as services are rendered over the duration of such contracts. The management fee, consisting of a fixed component based on the number of days a vessel was under management and a variable component based on the vessel’s monthly earnings, is invoiced monthly in arrears for commercial management contracts. The performance obligations within an LNG terminal contract are satisfied as services are rendered over the duration of such contracts. The management fee, consisting of a fixed amount, subject to contingent annual inflationary adjustments, is typically invoiced monthly in arrears. Substantially all of the Company’s performance obligations are satisfied over the duration of the associated contract, and the Company uses the proportion of elapsed time as its method to recognize revenue over the contract duration. The variable consideration of the Company’s contracts is typically recognized as incurred as such consideration is allocated to distinct periods within a contract that such variable consideration was incurred in.

Revenue Table

The following table contains a breakdown of the Company's revenue by contract type for the three and six months ended June 30, 2018 and June 30, 2017. All revenue is part of the Company's conventional tanker segment, except for revenue for ship-to-ship support services and LNG terminal management, consultancy and other related services, which is part of the Company's ship-to-ship transfer segment.

	Three Months Ended June 30, 2018	Three Months Ended June 30, 2017	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
Voyage charters (1)
Suezmax	80,721	3,450	153,504	12,634
Aframax	24,265	6,056	47,742	9,031
LR2	11,979	—	23,600	—
Full service lightering	27,363	20,634	55,124	47,819
Total	144,328	30,140	279,970	69,484

Time-charters
Aframax	11,021	12,451	23,824	24,657
Suezmax	3,957	14,120	10,154	26,751
LR2	2,406	3,520	5,516	9,013
Total	17,384	30,091	39,494	60,421

Other revenue
Ship-to-ship support services	6,902	11,947	14,235	20,230
Commercial management	2,138	2,684	4,196	6,336
LNG terminal management, consultancy and other	907	827	2,229	2,514
Total	9,947	15,458	20,660	29,080

Net pool revenues (1)
Suezmax	—	19,418	—	47,441
Aframax	—	7,492	—	18,363
LR2	—	6,191	—	14,469
MR2	—	(1)	—	16
Total	—	33,100	—	80,289
Total revenues	171,659	108,789	340,124	239,274

(1)
Prior to the January 1, 2018 adoption of ASU 2014-09, the Company presented the net allocation for its vessels participating in RSAs as net pool revenues. The Company has determined that it is the principal in voyages its vessels perform that are included in the RSAs. As such, the revenue from those voyages is presented in voyage charter revenues and the difference between this amount and the Company's net allocation from the RSA is presented as voyage expenses. The adoption of ASU 2014-09 had the impact of increasing voyage charter revenues and voyage expenses for the three and six months ended June 30, 2018 by $67.5 million and $128.8 million, respectively.